Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback/Recoupment.

Awards granted under the 2026 Plan will be subject to the requirement that the awards be forfeited or amounts repaid to the Company after they have been distributed to the participant (i) to the extent set forth in an award agreement or (ii) to the extent covered by Bel’s Compensation Recovery Policy (or any other any clawback or recapture policy adopted by the Company from time to time), or any applicable laws that impose mandatory forfeiture or recoupment, under circumstances set forth in such applicable laws.